1900 K Street, N.W. Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com William J. Bielefeld william.bielefeld@dechert.com +1 202 261 3386 Direct +1 202 261 3132 Fax

June 14, 2019

VIA EDGAR

Securities and Exchange Commission
100 F Street NE
Washington, D.C. 20549

Re:	Pomona Investment Fund

(File Nos. 333-224664 and 811-22990)

Ladies and Gentlemen:

On behalf of Pomona Investment Fund (the “Registrant”), electronically transmitted for filing is Post-Effective Amendment No. 1 to the Registrant’s registration statement on Form POS 8C (“Registration Statement”) under the Securities Act of 1933, as amended and Amendment No. 14 to the Registration Statement under the Investment Company Act of 1940, as amended. This filing is being made for the purpose of (i) updating certain financial information; and (ii) making certain other non-material changes to the Registrant’s Prospectus and Statement of Additional Information.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 202-261-3386.

Very truly yours,

/s/ William J. Bielefeld

William J. Bielefeld